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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (913) 295-3000
Security Management Company, LLC



July 8, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


Re:      SBL VARIABLE ANNUITY ACCOUNT VIII (VARIFLEX LS)
         File Nos.:  33-85592 and 811-8836


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Variflex LS Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 4 to the Registration Statement filed under the Securities Act of 1933 and Post-Effective Amendment No. 5 to the Registration Statement filed under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on July 7, 1997.

If you have any questions concerning this filing, please contact me at (913) 295-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company